Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Financial Risk Management [Line Items]
Uncommitted lines of credit	₨ 50,904	₨ 61,131
Working capital	119,720	152,010
Financial Asset Available for Sale	33,186	40,597
Cash and cash equivalents	14,654	7,107		$ 172
Increase In Hedging Reserve Sensitivity Analysis	6,053	7,041	₨ 5,902
Decrease In Hedging Reserve Sensitivity Analysis	6,184	7,269	5,905
Increase In Profit From Contracts Sensitivity analysis	5,927	2,203	3,118
Decrease In Profit From Contracts Sensitivity Analysis	5,927	2,315	₨ 3,118
Borrowings	₨ 8,721	7,297
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 3,742	3,698
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 271	144
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Investments other than investments accounted for using equity method	₨ 53,645	75,422
Term Deposits with Banks and Bonds [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	9,948	33,599
Cash flow hedges [member]
Financial Risk Management [Line Items]
Borrowings	0	0
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 22,800	₨ 10,900
Borrowings, interest rate basis	3 Months T-bill + 35 bps to 84 bps	3 Months T-bill + 5 bps to 84 bps
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 3,000	₨ 2,302
Borrowings, interest rate basis	1 Months T-bill + 35 bps	Key Rate + 253 bps to 276 bps
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 10,856	₨ 2,673
Borrowings, interest rate basis	6 Months SOFR + 10 bps to 65 bps	TIIE + 1.35
Floating interest rate [member] | Loan Four [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 1,274
Borrowings, interest rate basis	Key rate + 4.7% to 5.9
Floating interest rate [member] | Loan Five [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 2,217
Borrowings, interest rate basis	TIIE + 1.35
Floating interest rate [member] | Loan Six [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 595
Borrowings, interest rate basis	CDI + 1.55
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
Uncommitted lines of credit	₨ 50,904	₨ 61,131